Related Party Transactions (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)					1 Months Ended		6 Months Ended	7 Months Ended
	Aug. 06, 2020	Aug. 05, 2020	Aug. 05, 2020	Jun. 08, 2020	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 12, 2020	Aug. 10, 2020	Jun. 10, 2020
Related Party Transactions (Details) [Line Items]
Stock split description						In July 2020, the Company performed a 1.23 share split resulting in the Sponsor holding an aggregate of 7,687,500 Founder Shares.
Aggregate founder shares (in Shares)						7,687,500
Loan amount							$ 191,000	$ 191,000
Working capital loans							$ 1,500,000		$ 1,500,000
Price per warrant (in Dollars per share)							$ 1.00		$ 1.00
Office space, administrative and support fees		$ 10,000					$ 10,000	$ 20,000
Forward purchase agreement, description		On August 5, 2020, the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with the Sponsor, which provides for the purchase of $20,000,000 of units, with each unit consisting of one ordinary share (the “Forward Purchase Shares”) and one half of one warrant to purchase one ordinary share at $11.50 per share (the “Forward Purchase Warrants”), for a purchase price of $10.00 per unit, in a private placement to occur concurrently with the closing of the initial Business Combination.	the Company entered into a forward purchase agreement (the “Forward Purchase Agreement”) with the Sponsor, which provides for the purchase of $20,000,000 of units, with each unit consisting of one ordinary share (the “Forward Purchase Shares”) and one half of one warrant to purchase one ordinary share at $11.50 per share (the “Forward Purchase Warrants”), for a purchase price of $10.00 per unit, in a private placement to occur concurrently with the closing of the initial Business Combination.
Description of directors compensation	Commencing on August 6, 2020 through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company agreed to pay its directors $40,000 each and granted each of the independent directors an option to purchase 40,000 ordinary shares at an exercise price of $10.00 per share, which will vest upon the consummation of the initial Business Combination and will expire five years after the date on which it first became exercisable.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)				6,250,000
Offering costs				$ 25,000
Shares subject to forfeiture (in Shares)							937,500	937,500
Issued and outstanding shares percentage							20.00%	20.00%
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares equals or exceeds per share (in Dollars per share)							$ 12.00	$ 12.00
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchase commitment					$ 20,000,000.0
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchase commitment					$ 50,000,000.0
Director [Member]
Related Party Transactions (Details) [Line Items]
Director compensation							$ 80,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares equals or exceeds per share (in Dollars per share)										$ 10.00
Loan amount											$ 200,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount											$ 191,000